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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
                                               -------------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameriprise Certificate Company
Address: 70100 Ameriprise Financial Center
         Minneapolis, MN 55474-0000

Form 13F File Number: 28-140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nikki M Krakow
Title: Vice President
Phone: 612-678-6714

Signature, Place, and Date of Signing:


/s/ NIkki M Krakow                        Minneapolis, MN       October 19, 2010
-------------------------------------   --------------------   -----------------
[Signature]                                [City, State]             [Date]

Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT.

[X]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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Form 13F File Number   Name
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28-139                 Ameriprise Financial, Inc.